Operating Lease Agreements (Schedule Of Details Of Rent Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	$ 171,613	$ 200,538	$ 202,449
Company Operated Restaurants [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	135,232	151,724	153,538
Franchised Restaurants [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	$ 36,381	$ 48,814	$ 48,911